Transactions with Related Parties and Joint Operators - Disclosure of Transactions Between Related Parties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	S/ 15,908	S/ 44,238	S/ 58,264
Purchase of goods and services	1,225	1,765	2,731
Associates [member]
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	5	108	1,704
Purchase of goods and services	1,225		2,130
Joint operations [member]
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	S/ 15,903	44,130	56,560
Purchase of goods and services		S/ 1,765	S/ 601